Notes to the Consolidated Statements of Financial Position - Summary of Key Assumptions Used to Change for Significant Goodwill (Detail) - Goodwill € in Millions	Sep. 30, 2022 EUR (€)	Sep. 30, 2021
CGU Group Internetstores
Disclosure Of Prospective Changes That Shall Occur In The Value Of Significant Unobservable Inputs For The Recoverable Amount Of Goodwill To Be Equal To The Carrying Amount [line items]
Headroom in EUR million	€ 329.8
CGU Group Internetstores | Terminal Value EBITDA margin
Disclosure Of Prospective Changes That Shall Occur In The Value Of Significant Unobservable Inputs For The Recoverable Amount Of Goodwill To Be Equal To The Carrying Amount [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(0.048)	(0.112)
CGU Group Internetstores | 6-year CAGR (Compound Annual Growth Rate)
Disclosure Of Prospective Changes That Shall Occur In The Value Of Significant Unobservable Inputs For The Recoverable Amount Of Goodwill To Be Equal To The Carrying Amount [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount	(0.083)
CGU Group Internetstores | 5-year CAGR (Compound Annual Growth Rate)
Disclosure Of Prospective Changes That Shall Occur In The Value Of Significant Unobservable Inputs For The Recoverable Amount Of Goodwill To Be Equal To The Carrying Amount [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount		(0.100)
CGU Group Tennis | Terminal Value EBITDA margin
Disclosure Of Prospective Changes That Shall Occur In The Value Of Significant Unobservable Inputs For The Recoverable Amount Of Goodwill To Be Equal To The Carrying Amount [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount		(0.079)
CGU Group Tennis | 5-year CAGR (Compound Annual Growth Rate)
Disclosure Of Prospective Changes That Shall Occur In The Value Of Significant Unobservable Inputs For The Recoverable Amount Of Goodwill To Be Equal To The Carrying Amount [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount		(0.058)
CGU Group Publikat | Terminal Value EBITDA margin
Disclosure Of Prospective Changes That Shall Occur In The Value Of Significant Unobservable Inputs For The Recoverable Amount Of Goodwill To Be Equal To The Carrying Amount [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount		(0.002)
CGU Group Publikat | 5-year CAGR (Compound Annual Growth Rate)
Disclosure Of Prospective Changes That Shall Occur In The Value Of Significant Unobservable Inputs For The Recoverable Amount Of Goodwill To Be Equal To The Carrying Amount [line items]
Amount by which value assigned to key assumption must change in order for unit's recoverable amount to be equal to carrying amount		(0.029)